SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 3) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Accounting Policies [Abstract]
Operating lease rental expense	$ 0.6	3.7	$ 0.6	4.0	$ 0.7	4.3
Research and development costs	10.8	66.2	9.2	56.8	9.3	58.8
Advertising costs	0.20	1.30	0.06	0.40	0.09	0.60
Shipping and handling costs	5.2	31.7	5.8	35.9	4.5	28.1
Product warranty expense	$ 0.8	4.8	$ 0.7	4.1	$ 0.5	3.3